Expense Example, No Redemption {- Fidelity Advisor Focused Emerging Markets Fund} - 10.31 Fidelity Advisor Focused Emerging Markets Fund - AMCIZ PRO-15 - Fidelity Advisor Focused Emerging Markets Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor Focused Emerging Markets Fund-Class A
Expense Example, No Redemption:
1 Year	$ 704
3 Years	975
5 Years	1,267
10 Years	2,095
Fidelity Advisor Focused Emerging Markets Fund-Class M
Expense Example, No Redemption:
1 Year	509
3 Years	843
5 Years	1,200
10 Years	2,205
Fidelity Advisor Focused Emerging Markets Fund-Class C
Expense Example, No Redemption:
1 Year	215
3 Years	664
5 Years	1,139
10 Years	2,253
Fidelity Advisor Emerging Markets Fund - Class I
Expense Example, No Redemption:
1 Year	105
3 Years	328
5 Years	569
10 Years	1,259
Fidelity Advisor Focused Emerging Markets Fund-Class Z
Expense Example, No Redemption:
1 Year	92
3 Years	287
5 Years	498
10 Years	$ 1,108